CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q2) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (605,150)	$ (452,269)	$ (863,448)	$ (593,748)	$ (31,055)
Net loss from discontinued operations, net of tax			0	0	(189)
Net loss from continuing operations			(863,448)	(593,748)	(30,866)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation and amortization	1,002,978	243,970	863,413	103,210	11,695
Non-cash lease expense	144,113	42,015	122,748	20,404	16
Amortization of debt discounts and issuance costs and accretion of redemption premiums	66,727	15,605	33,376	16,533	3,803
Loss (gain) on fair value adjustments	(26,837)	407,731	755,929	533,952	2,884
Stock-based compensation	328,978	15,849	31,487	15,154	1,490
Debt extinguishment loss			11,708	0	0
Deferred income taxes	90,884	43,207	112,785	35,816	(1,284)
Other non-cash reconciling items	40,132	(3,848)	3,286	632	0
Changes in operating assets and liabilities, net of effect of business acquisition:
Accounts receivable	(1,504,696)	(180,748)	(279,720)	(162,413)	(1,893)
Prepaid expenses and other current assets	(120,448)	1,636	(29,200)	(71,964)	(1,047)
Accounts payable and accrued expenses	(289,173)	697,848	510,568	26,807	1,404
Deferred revenue	742,892	1,524,487	2,049,068	1,986,304	9,354
Lease liabilities	(110,451)	(20,708)	(87,611)	(9,302)	0
Other non-current assets	49,968	(413,561)	(485,332)	(67,317)	87
Other liabilities			111	(1,418)	0
Net cash (used in) provided by continuing operations			2,749,168	1,832,650	(4,357)
Net cash provided by operating activities-discontinued operations			0	0	5,267
Net cash provided by (used in) operating activities	(190,083)	1,921,214	2,749,168	1,832,650	910
Cash flows from investing activities:
Purchase of property and equipment, including capitalized internal-use software	(3,860,351)	(3,989,096)	(8,702,078)	(2,943,130)	(72,404)
Sale of available-for-sale marketable securities	0	840	185,218	0	0
Maturities of marketable securities	29,308	47,822	2,470	5,689	7,000
Purchase of restricted marketable securities	0	(29,308)	(34,053)	(171,734)	0
Purchase of strategic investments	0	(50,000)	(50,000)	(33,000)	0
Issuance of notes receivable			(59,615)	0	0
Sale of warrants received as lease incentive	100,645	0
Business combination, net of cash acquired	(45,706)	0
Issuance of notes receivable	(73,000)	0
Other investing activities	(26,109)	(1,433)	0	(5,535)	(14,852)
Net cash used in investing activities by continuing operations			(8,658,058)	(3,147,710)	(80,256)
Net cash provided by investing activities-discontinued operations			0	0	1,073
Net cash provided by (used in) investing activities	(3,875,213)	(4,021,175)	(8,658,058)	(3,147,710)	(79,183)
Cash flows from financing activities:
Proceeds from issuance of debt	4,432,723	1,821,541	7,022,291	1,415,862	60,000
Proceeds from issuance of convertible debt			0	0	30,000
Repayments of debt	(1,574,867)	(74,416)	(588,555)	(2,180)	(3,055)
Payment of debt issuance costs	(36,536)	(3,479)	(3,786)	(12,053)	(1,651)
Issuance of redeemable convertible preferred stock, net of issuance costs	0	1,172,476	1,172,476	420,765	0
Redeemable convertible preferred stock cash dividends paid	(28,693)	0	(57,745)	0	0
Proceeds from exercise of stock options	4,538	642	2,890	1,669	0
Common stock repurchased			(1,470)	(32,054)	0
Proceeds from initial public offering, net of underwriting discounts and commissions	1,422,619	0
Issuance of common stock, net of underwriting discounts and commissions	67,669	0	0	14,837	0
Payment of tax withholdings on settlement of RSUs and RSAs	(132,558)	0
Deferred offering costs paid	(27,763)	0
Other financing activities	(44,086)	(56,980)	(81,453)	(19,095)	(3,840)
Net cash provided by (used in) financing activities	4,083,046	2,859,784	7,464,648	1,787,751	81,454
Net increase in cash, cash equivalents, and restricted cash	17,750	759,823	1,555,758	472,691	3,181
Cash, cash equivalents, and restricted cash-beginning of period	2,035,833	480,075	480,075	7,384	4,203
Cash, cash equivalents, and restricted cash-end of period	2,053,583	1,239,898	2,035,833	480,075	7,384
Supplemental disclosures of cash flow information:
Cash paid for interest, net of capitalized amounts	361,557	24,862	183,657	105	5,124
Non-cash investing and financing activities:
Capitalized interest not yet paid	21,980	36,052	31,714	41,376	0
Operating lease right-of-use assets acquired through lease liability	968,630	887,179	2,222,257	481,145	1,210
Accounts payable and accrued expenses related to property and equipment additions	2,132,972	146,867	892,632	482,330	0
Issuance of common stock for contract incentive	350,000	0	1,080,295	0	0
Conversion of redeemable convertible preferred stock in connection with initial public offering	1,722,140	0
Fair value of common stock issued as consideration for a business combination	928,900	0
Fair value of equity awards assumed in a business combination	3,861	0
Reclassification of warrant liabilities to equity	172,808	0
Settlement of Series B tranche liability	0	69,598	69,598	45,531	0
Reclassification of customer deposit to debt	230,244	0
Non-cash investments	71,947	7,633	10,133	0	0
Warrants received as lease incentive	89,956	0
Reconciliation of cash, cash equivalents, and restricted cash to condensed consolidated balance sheets:
Cash and cash equivalents	1,152,883	1,028,044	1,361,083	217,147	7,384
Restricted cash and cash equivalents, current	560,173	79,725	37,394	42,940	0
Restricted cash and cash equivalents, non-current	340,527	132,129	637,356	219,988	0
Total cash, cash equivalents, and restricted cash	$ 2,053,583	$ 1,239,898	$ 2,035,833	$ 480,075	$ 7,384